Share Capital (Outstanding Common Shares) (Details) - shares shares in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Issued and outstanding common shares
Issued common shares (in shares)	643.8	672.4	702.0
Common shares in Share Trusts (in shares)	(1.1)	(1.4)	(1.1)
Outstanding common shares (in shares)	642.7	671.0	700.9